Sales - geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Sales of goods [Line Items]
Less: Royalty contributions (see Note 2(k))	$ (19,946)	$ (18,839)	$ (17,733)
Revenue from sale of goods	1,147,590	810,961	801,199
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	4,238,322	4,143,228	3,975,295
Sociedad Minera Cerro Verde S.A.A. | Asia [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	3,315,595	3,083,051	3,229,797
Sociedad Minera Cerro Verde S.A.A. | North America [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	416,291	547,934	386,768
Sociedad Minera Cerro Verde S.A.A. | Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	320,612	401,512	165,871
Sociedad Minera Cerro Verde S.A.A. | South America primarily Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	$ 185,824	$ 110,731	$ 192,859